Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Land	$ 55	$ 55
Buildings	523	519
Leasehold and land improvements	1,245	1,214
Cable and wire	1,884	1,802
Network and switching equipment	2,423	2,361
Cell site equipment	3,460	3,411
Office furniture and equipment	378	480
Other operating assets and equipment	193	194
System development	1,486	1,387
Work in process	427	319
Total property, plant and equipment, gross	12,074	11,742
Accumulated depreciation and amortization	(8,728)	(8,318)
Property, plant and equipment, net	3,346	3,424
Depreciation and amortization expense	839	817	$ 820
(Gain) loss on asset disposals, net	9	21	27
TDS Telecom Wireline
Property, Plant and Equipment [Line Items]
(Gain) loss on asset disposals, net	$ (3)	$ 1	2
TDS Telecom Wireline | Depreciation out-of-period adjustment | Depreciation, amortization and accretion
Property, Plant and Equipment [Line Items]
Out-of-period adjustment			$ (4)
Buildings | Minimum
Property, Plant and Equipment [Line Items]
Useful life	5 years
Buildings | Maximum
Property, Plant and Equipment [Line Items]
Useful life	40 years
Leasehold and land improvements | Minimum
Property, Plant and Equipment [Line Items]
Useful life	1 year
Leasehold and land improvements | Maximum
Property, Plant and Equipment [Line Items]
Useful life	30 years
Cable and wire | Minimum
Property, Plant and Equipment [Line Items]
Useful life	15 years
Cable and wire | Maximum
Property, Plant and Equipment [Line Items]
Useful life	35 years
Network and switching equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years
Network and switching equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	13 years
Cell site equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	7 years
Cell site equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	25 years
Office furniture and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years
Office furniture and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	10 years
Other operating assets and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years
Other operating assets and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	12 years
System development | Minimum
Property, Plant and Equipment [Line Items]
Useful life	1 year
System development | Maximum
Property, Plant and Equipment [Line Items]
Useful life	7 years